SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Jul. 31, 2024 $ / shares shares	Jan. 31, 2024 $ / shares shares	Mar. 31, 2023 shares	Jan. 27, 2023 USD ($) shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Jan. 27, 2023 ₪ / shares shares	Jan. 27, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares											₪ 0.1		₪ 0.1
Odinary share issued under share incentive plan			1,250,000
Procceds from Initial public offering, net of issuance costs | $							$ 0	$ 11,542	$ 0
Purchase Agreement With Armistice Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares														₪ 0.1
Exercise price | $ / shares															$ 5.85
Ordinary shares issued, Price per share | $ / shares															$ 5
Shares issued				2,560,000
Number of warrants issued to purchase Ordinary Shares														2,560,000	2,560,000
Subscription Agreement M Arkin Dermatology Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued				2,000,000
Number of warrants issued to purchase Ordinary Shares														2,000,000	2,000,000
Proceeds from issuance of common stock | $				$ 10,000
Jefferies Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Offering Price | $					$ 25,000
Percentage Of Gross Proceeds From Sale Of Shares					3.00%
Issuance of share					41,154
Proceeds from issuance of common stock | $				12,800	$ 500
Stock issuance costs | $				$ 1,200
Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants							325,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term							10 years
Shares available for future grant												778,028
Unrecognized compensation cost | $												$ 476
Compensation costs weighted average period to be recognized							3 years 6 months 10 days
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares										₪ 0.1
Odinary share issued under share incentive plan						912,230				629,025
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term							4 years
Option grants		300,000
Exercise price | $ / shares		$ 1.2
Option vesting period		3 years
Weighted average fair value of options granted | $ / shares		$ 207
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term							7 years	7 years
Option grants	25,000
Exercise price | $ / shares	$ 0.83
Option vesting period	4 years
Weighted average fair value of options granted | $ / shares	$ 16							$ 2.01